Statements Of Financial Condition - USD ($)	Sep. 30, 2020	Dec. 31, 2019
ASSETS
Investments in U.S. Treasury notes – at fair value (amortized cost $12,790,578 and $20,608,824)	$ 12,807,447	$ 20,644,779
Net unrealized appreciation on open futures and forward currency contracts	1,697,861	1,144,023
Due from brokers, net	6,087,487	4,019,983
Cash denominated in foreign currencies (cost $4,504,489 and $8,462,150)	4,534,563	8,600,683
Total equity in trading accounts	25,127,358	34,409,468
INVESTMENTS IN U.S. TREASURY NOTES – at fair value (amortized cost $87,120,243 and $117,144,589)	87,154,774	117,233,707
CASH AND CASH EQUIVALENTS	9,247,340	13,142,361
ACCRUED INTEREST RECEIVABLE	609,681	606,396
TOTAL	122,139,153	165,391,932
LIABILITIES:
Subscriptions by Unitholders received in advance		742,000
Net unrealized depreciation on open futures and forward currency contracts	4,498	1,231,994
Due to Managing Owner	46,946	0
Due to brokers, net	1,472,365	1,192,838
Accrued brokerage fees and custodial fees	424,247	569,268
Accrued management fees	46,004	60,464
Redemptions payable to Unitholders	2,754,846	1,317,430
Redemptions payable to Managing Owner		349,083
Accrued expenses	55,522	118,317
Total liabilities	4,804,428	5,581,394
TRUST CAPITAL:
Total trust capital	117,334,725	159,810,538
TOTAL	122,139,153	165,391,932
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	2,704,248	4,230,810
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 78,191,567	$ 107,565,649
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,036.87	$ 1,216.50
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 23,625,213	$ 34,128,621
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,545.43	$ 1,756.46
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 8,005,765	$ 9,261,037
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 2,011.37	$ 2,256.20
Series 5 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 4,807,932	$ 4,624,421
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,466.06	$ 1,675.67